Consolidated Statements of Comprehensive Income (loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 49,678	$ 21,100
Items that may subsequently be reclassified to net income or loss:
Currency translation adjustment	(19,973)	(45,644)
Share of other comprehensive loss in associate	(36)	(886)
Reclassification to net income upon ownership dilution of investment in associate	(34)
Items that will not subsequently be reclassified to net income or loss:
Change in fair value on equity investments designated as FVTOCI, net of tax of $nil	(67)	(1,312)
Other comprehensive loss, net of taxes	(20,110)	(47,842)
Attributable to:
Equity holders of the Company	(16,802)	(41,290)
Non-controlling interests	(3,308)	(6,552)
Other comprehensive loss, net of taxes	(20,110)	(47,842)
Total comprehensive income (loss)	29,568	(26,742)
Attributable to:
Equity holders of the Company	19,504	(20,682)
Non-controlling interests	10,064	(6,060)
Total comprehensive income	$ 29,568	$ (26,742)